Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock LifePath® Smart Beta 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock LifePath® Smart Beta 2050 Fund (the “LifePath Smart Beta 2050 Fund” or the “Fund”), a series of BlackRock Funds II (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 149 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2030 February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”), some of which may be index funds.

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Most of such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, momentum, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.” In addition, the Fund may invest in other factor-based underlying funds that are actively managed pursuant to investment strategies that target intuitive investment factors such as value, quality, momentum, or volatility.

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The LifePath Smart Beta 2050 Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (includes REITS)	Fixed-Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	95%	5%
20	88%	12%
15	78%	22%
10	66%	34%
5	54%	46%
Retirement	40%	60%

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors (including both value and growth funds), market capitalization (including large cap, mid cap, small cap and emerging growth funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. Though BlackRock seeks to diversify the Fund, certain underlying funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment. Investments in underlying funds will be allocated towards the equity and fixed income percentages based on their classification. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

		The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to seek to enhance returns, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an underlying fund, to reduce exposure to risks (other than duration or currency risk) or to seek to enhance returns will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund and/or the underlying funds. The Fund allocates and reallocates its assets among a combination of underlying funds. Therefore, references to the Fund in the description of risks below may include the underlying funds in which the Fund invests, as applicable.

Principal Risks of the Fund’s Investment Strategies
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investments in Underlying Funds Risk — The Fund’s investments are concentrated in underlying funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the underlying funds and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds.
  Allocation Risk — The Fund’s ability to achieve its investment objective depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of underlying funds determined by BlackRock could result in underperformance as compared to funds with similar investment objectives and strategies.
  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund’s name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other funds that use different investment styles.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
Principal Risks of the Underlying Funds
  Asset Class Risk — Securities and other assets in the underlying index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
  Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem creation units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting.
  Calculation Methodology Risk — The underlying index relies on various sources of information to assess the criteria of issuers included in the underlying index (or its parent index), including information that may be based on assumptions and estimates. Neither the Fund nor BlackRock can offer assurances that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
  Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.
  Concentration Risk — The Fund may concentrate in a specific industry. The Fund’s strategy of concentrating in a specific industry’s companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
  Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.
  Dividend Risk — There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Geographic Risk — A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.
  Index-Related Risk — There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the underlying index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
  Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Large Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
  Management Risk — If a passively managed underlying fund does not fully replicate its underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
  Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
  National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s net asset value that may be greater than those experienced by other ETFs.
  Passive Investment Risk — Certain underlying funds are not actively managed and may be affected by a general decline in market segments relating to their respective indices. Such underlying funds typically invest in securities included in, or representative of, their respective indices regardless of their investment merits and do not attempt to take defensive positions in declining markets.
  Quality Stocks Risk — Stocks included in the underlying index are deemed by the index provider to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
  Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities.
  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
  Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
  Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.
  Short Sales Risk — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.
  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
  Tracking Error Risk — Imperfect correlation between a passively managed underlying fund’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the underlying fund’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an underlying fund’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an underlying fund incurs fees and expenses while its underlying index does not.
  Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The index provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.
  Volatility Risk — Although the Fund intends to implement strategies designed to limit volatility during times of market stress, the effectiveness of these strategies may depend on particular market conditions and other factors that are beyond the control of Fund management. There can be no assurance that the Fund’s efforts to limit volatility will be successful or that any particular level of volatility will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s total returns between November 27, 2012 and November 17, 2016 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” The Fund’s total returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2050.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2050 Fund Custom Benchmark. The LifePath® Smart Beta 2050 Fund Custom Benchmark is a customized weighted index comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). Fund management modified the composition of the LifePath® Smart Beta 2050 Fund Custom Benchmark to reflect the Fund’s current investment strategies. The LifePath® Smart Beta 2050 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2050 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2050 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to that of the Russell 1000® Index and the LifePath® Smart Beta 2050 Fund Custom Benchmark. The LifePath® Smart Beta 2050 Fund Custom Benchmark is a customized weighted index comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). Fund management modified the composition of the LifePath® Smart Beta 2050 Fund Custom Benchmark to reflect the Fund’s current investment strategies. The LifePath® Smart Beta 2050 Fund Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The LifePath® Smart Beta 2050 Fund Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath® Smart Beta 2050 Fund Custom Benchmark’s actual allocation over time, which may be different than the current allocation.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Smart Beta 2050 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 11.74% (quarter ended March 31, 2012) and the lowest return for a quarter was –15.41% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/19 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[3]
1 Year	rr_ExpenseExampleYear01	$ 581
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,251
10 Years	rr_ExpenseExampleYear10	$ 2,224
2010	rr_AnnualReturn2010	13.90%
2011	rr_AnnualReturn2011	(3.26%)
2012	rr_AnnualReturn2012	14.15%
2013	rr_AnnualReturn2013	23.34%
2014	rr_AnnualReturn2014	3.39%
2015	rr_AnnualReturn2015	(2.57%)
2016	rr_AnnualReturn2016	7.98%
2017	rr_AnnualReturn2017	20.00%
2018	rr_AnnualReturn2018	(9.81%)
2019	rr_AnnualReturn2019	22.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.41%)
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.33%	[3]
1 Year	rr_ExpenseExampleYear01	$ 34
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,514
1 Year	rr_AverageAnnualReturnYear01	22.57%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[3]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	$ 2,055
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.43%
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	13.54%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH SMART BETA 2050 FUND | LifePath® Smart Beta 2050 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.88%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.53%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.78%	[4]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 164, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2030, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2021. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The LifePath® Smart Beta 2050 Fund Custom Benchmark reflects the returns of the Bloomberg Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series-L) for periods from November 27, 2012 through November 17, 2016. As of November 18, 2016, the LifePath® Smart Beta 2050 Fund Custom Benchmark is comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series-L).